Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Significant Accounting Policies

The significant accounting policies used in the preparation of these consolidated financial statements are described below.

(a) Basis of measurement

The consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of certain financial assets and financial liabilities to fair value.

(b) Consolidation

The Company's consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions, balances and unrealized gains or losses from intercompany transactions are eliminated on consolidation.

(c) Foreign currency translation

The functional currency for the Company and its subsidiaries is determined by the currency of the of the primary economic environment in which it operates. The Company’s functional currency is the Canadian dollar (“CAD”) and the Company’s subsidiaries have functional currencies in United States dollar (“USD”), Chilean Peso (“CH”) and Great Britain Pound (“GBP”). The consolidated financial statements are presented in United States dollars.

Prior to January 1, 2019, the functional currency of Patagonia Gold S.A, Minera Minamalu S.A, Leleque Exploracion S.A, Huemules S.A. and Minera Aquiline Argentina S.A.U was the Argentine Peso and Argentina was designated as an hyperinflationary economy. In accordance with IAS 29, Financing Reporting in Hyperinflationary Economies (“IAS 29”), the financial statements of those subsidiaries had been restated after applying a general price index and translated to USD at closing rates before they were included in the consolidated financial statements.

Management considered primary and secondary indicators in determining functionary currency including the currency that influences sales, purchases and other costs. Other indicators considered by management include the currency in which funds from financing activities were generated. Based on these indicators, management concluded that effective January 1, 2019, the functional currency of Patagonia Gold S.A, Minera Minamalu S.A, Leleque Exploracion S.A, Huemules S.A. and Minera Aquiline Argentina S.A.U became the USD. The change in functional currency for these subsidiaries has been applied prospectively. As these subsidiaries cease to have Argentine Peso as the functional currency, the Company has discontinued the preparation and presentation of the financial statements in accordance with IAS 29. The amounts expressed at the end of the December 31, 2018 reporting period have been treated as the basis for the carrying amounts effective January 1, 2019 and onwards.

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency are recognized at the prevailing exchange rates at the date of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange prevailing at the reporting date. Non-monetary assets and liabilities are translated at the exchange rate prevailing at the transaction date. Transaction gains and losses resulting from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized as incurred in net income.

These financial statements are translated to their USD equivalents using the following methods:

-	Income and expenses on the statement of loss and comprehensive loss have been translated using the average exchange rates prevailing during the year;

-	Assets and liabilities have been translated using the exchange rate prevailing at the date of the statement of financial position;

-	Translation adjustments are recognized in other comprehensive income (loss).

(d) Financial instruments

Financial assets and financial liabilities are recognised when the Company becomes party to the contractual provisions of the financial instrument. Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all of risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.

The Company classifies its financial assets into the following categories: those to be measured subsequently at fair value through other comprehensive income (FVOCI), fair value through profit and loss (FVTPL) and those to be held at amortized cost. Classification depends on the business model for managing the financial assets and the contractual terms of the cash flows.

Generally, the Company does not acquire financial assets for the purpose of selling in the short term and does not have any financial assets measured at FVTPL in either the current or prior year. The Company’s business model is primarily that of “hold to collect” (where assets are held in order to collect contractual cash flows).

See note 22 for the fair value disclosures.

Financial assets held at amortized cost

This classification applies to the Company’s cash and trade receivables, and other receivables which are held under a hold to collect business model and which have cash flows that meet the “solely payments of principal and interest” (SPPI) criteria. At initial recognition, trade and other receivables that do not have a significant financing component, are recognised at their transaction price. Other financial assets are initially recognised at fair value plus related transaction costs; they are subsequently measured at amortized cost using the effective interest method. Any gain or loss on derecognition or modification of a financial asset held at amortized cost is recognised in the consolidated statements of loss and comprehensive loss.

Financial assets held at fair value through other comprehensive income (FVOCI)

This classification applies to the Company’s other financial assets which includes equity investments and a performance bond (note 10). When these financial assets are derecognised, there is no reclassification of fair value gains or losses previously recognised in other comprehensive income.

Impairment of financial assets

A forward-looking expected credit loss (ECL) review is required for financial assets held at amortized cost. Recognition of credit losses is no longer dependent on the Company first identifying a credit loss event. The Company considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

The Company applies the “simplified approach” to trade and other receivable balances. The simplified approach in accounting for trade and other receivables records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating these losses, the Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses. The general approach incorporates a review for any significant increase in counterparty credit risk since inception.

Financial liabilities

Financial liabilities are obligations to pay cash or other financial assets and are recognised when the Company becomes a party to the contractual provisions of the instrument. All financial liabilities are recorded initially at fair value, net of direct issue costs.

Financial liabilities are recorded, subsequent to initial recognition, at amortized cost using the effective interest method, with interest-related charges recognised as an expense in finance cost in the consolidated statements of loss and comprehensive loss. Finance charges, including premiums payable on settlement or redemption and direct issue costs, are charged to the consolidated statements of loss and comprehensive loss on an accruals basis using the effective interest method and are added to the carrying amount of the instrument to the extent that they are not settled in the period in which they arise.

(e) Cash and equivalents

Cash and equivalents include cash on hand, deposits held with banks and other liquid short-term investments with original maturities of three months or less. The Company has no cash equivalents for all periods presented.

(f) Inventories

Inventory comprises, gold held on carbon, mineral concentrate and mineralized material stockpiles. They are physically measured or estimated and valued at the lower of cost or net realizable value. Net realizable value is the estimated future sales price of the product the Company expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale. Where the time value of money is material, these future prices and costs to complete are discounted.

Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained mineral ounces is based on assay data, and the estimated recovery percentage is based on the expected processing method. Stockpile tonnages are verified by periodic surveys.

Cost of inventory is determined by using the weighted average method and comprises direct costs, depreciation, depletion and amortization as well as a portion of fixed and variable overhead costs incurred in converting materials into concentrate and ore, based on the normal production capacity.

Materials and supplies are valued at the lower of cost or net realizable value. Any provision for obsolescence is determined by reference to specific items of stock. A regular review is undertaken to determine the extent of any provision for obsolescence.

(g) Mineral properties and exploration and evaluation expenditures

Exploration and evaluation costs are expensed until the determination of the technical feasibility and the commercial viability of the associated project. Exploration costs include costs directly related to exploration and evaluation activities in the areas of interest. The technical feasibility and commercial viability of extracting a mineral resource is considered to be determinable when economically recoverable reserves are determined to exist, the rights of tenure are current and it is considered probable that the costs will be recouped through successful development and exploitation of the area, or alternatively by sale of the property. This determination is normally evidenced by the completion of a technical feasibility study.

Expenditures to develop new mines, to define further mineralization in mineral properties which are in the development or operating stage, and to expand the capacity of operating mines, are capitalized and amortized on a units-of-production basis over proven and probable reserves.

Should a property be abandoned, its capitalized costs are charged to the consolidated statements of loss and comprehensive loss. The Company charges to the consolidated statements of loss and comprehensive loss the allocable portion of capitalized costs attributable to properties sold. Capitalized costs are allocated to properties sold based on the proportion of claims sold to the claims remaining within the project area.

(h) Mining rights

Mining rights are rights to explore and mine specified areas of land acquired from the landowner. Mining rights acquired for stated terms in excess of 10 years are capitalized as intangible assets and are measured initially at cost and amortized on a straight-line basis over the term of the rights. Mining rights acquired for undefined terms are capitalized as intangible assets and are measured initially at cost and amortized on a unit of production method over the estimated period of economically recoverable reserves. Amortization is charged to administrative expenses in the consolidated statements of loss and comprehensive loss.

(i) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of an asset.

Repairs and maintenance costs are charged to the consolidated statements of loss and comprehensive loss during the period in which they are incurred.

Depreciation is calculated to amortize the cost of the property, plant and equipment over their estimated useful lives using the straight-line and unit of production methods.

Office equipment, vehicles, machinery and equipment, Mina Martha processing plant, and buildings are stated at cost and depreciated straight line over an estimated useful life of 3 to 20 years. Depreciation of plant, other than Mina Martha, is based on a unit-of-production method over the estimated period of economically recoverable reserves. Depreciation begins once the asset is in the state intended for use by management.

The Company allocates the amount initially recognized in respect of an item of property, plant and equipment to its significant parts and depreciates separately each such part. Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate.

Gains and losses on disposals of property, plant and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains or losses in the consolidated statements of loss and comprehensive loss.

(j) Impairment of long-lived assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount of assets is the greater of their fair value less costs to sell and value in use.

Fair value is based on an estimate of the amount that the Company may obtain in a sale transaction on an arm’s length basis. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash generating unit (“CGU”) to which the asset belongs. The Company’s CGUs are the lowest level of identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.

Future cash flows are estimated based on estimated quantities of recoverable minerals, expected gold and silver (considering current and historical prices, trends and related factors), production levels, operating costs, capital requirements and reclamation costs, all based on life-of-mine plans.

Existing proven and probable reserves and value beyond proven and probable reserves, including mineralization other than proven and probable reserves are included when determining the fair value of mine site asset groups at acquisition and, subsequently, in determining whether the assets are impaired. Estimates of recoverable minerals from exploration stage mineral interests are risk adjusted based on management’s relative confidence in such materials. The ability to achieve the estimated quantities of recoverable minerals from exploration stage mineral interests involves further risks in addition to those risk factors applicable to mineral interests where proven and probable reserves have been identified, due to the lower level of confidence that the identified mineralized material could ultimately be mined economically. Assets classified as exploration potential have the highest level of risk that the carrying value of the asset can be ultimately realized, due to the lower level of geological confidence and economic modeling.

(k) Reclamation and remediation obligations

The Company records a liability and corresponding asset for the present value of the estimated costs of legal and constructive obligations for future site reclamation and closure activities where the liability is more likely than not to exist and a reasonable estimate can be made of the obligation. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their present values using a risk-free discount rate consistent with the timing of the expected costs, are provided for in full as soon as the obligation to incur such costs arises and can be quantified. On recognition of a full provision, an addition is made to property, plant and equipment of the same amount; this addition is then charged against profits on a unit of production basis over the life of the mine. Closure provisions are updated annually for changes in cost estimates as well as for changes to life of mine reserves, with the resulting adjustments made to both the provision balance and the net book value of the associated non-current asset. The obligation is subsequently adjusted at each period to reflect the passage of time (accretion expense) and changes in the estimated future costs of the underlying obligation.

The Argentine mining regulations require that mine properties be restored in accordance with specified standards and an approved reclamation plan. Significant reclamation activities include reclaiming refuse and slurry ponds, reclaiming the pit and support acreage at surface mines, and sealing portals at deep mines. The Company accrues for the cost of final mine closure reclamation over the estimated useful mining life of the property. At each period, the Company reviews the entire reclamation liability and makes necessary adjustments for revisions to cost estimates to reflect current experience.

(l) Income taxes

The income tax expense or benefit consists of current and deferred components.

Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the statement of financial position date in each of the jurisdictions.

Deferred tax is recognized in respect of temporary differences between the carrying amount of assets and liabilities in the consolidated statement of financial position and the corresponding tax bases used in the computation of taxable profit. Deferred tax is calculated based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates that are expected to apply in the year of realization or settlement based on tax rates and laws enacted or substantively enacted at the statement of financial position date. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax liabilities are not recognized on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets are recognized for all deductible temporary differences, carryforward of unused tax credits and unused tax losses to the extent it is probable future taxable profits will be available against which they can be utilized. The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognized in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination.

Deferred tax assets and liabilities are offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The Company operates in multiple jurisdictions which involves dealing with uncertainties and judgments in the application of complex tax regulations. The final taxes paid or recovered are dependent upon many factors including resolutions arising from federal and state audits. The Company changes its tax assets and liabilities in light of the changing facts and circumstances but due to the complexity of the uncertainties in the tax regulations, the ultimate tax liability or asset could be materially different from the Company’s estimate recorded in the consolidated financial statements.

(m) Share-based payments

The Company offers a share option plan for its directors, officers, employees and consultants.

Share options granted to employees and directors are categorised as equity-settled share-based payments. Equity-settled share-based payments are measured at the fair value of goods or services received when the fair value can be reliably estimated. If the fair value of goods and services received cannot be reliably measured, then the fair value of the instrument issued is measured using an appropriate option pricing model at the grant date. For share options granted to directors, officers and employees, the fair value of the options is measured using the Black-Scholes option pricing model. All equity-settled share-based payments are ultimately recognised as an expense in the consolidated statements of loss and comprehensive loss with a corresponding increase to contributed surplus. If vesting periods or other non-market vesting conditions apply, the expense is allocated over the vesting period, based on the best available estimate of the number of share options expected to vest. Estimates are subsequently revised if there is any indication that the number of share options expected to vest differs from previous estimates. Any cumulative adjustment prior to vesting is recognised in the current period. No adjustment is made to any expense recognised in prior periods if share options ultimately exercised are different to that estimated on vesting.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods and services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

(n) Earnings (loss) per share

The calculation of earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding for each period. The basic EPS is calculated by dividing the income or loss attributable to the equity owners of the Company by the weighted average number of common shares outstanding during the period.

The computation of diluted EPS assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the earnings per share. The treasury stock method is used to determine the dilutive effect of the warrants and share options. When the Company reports a loss, the diluted net loss per common share is equal to the basic net loss per common share due to the anti-dilutive effect of the outstanding warrants and share options.

(o) Revenue recognition

The Company recognizes sales revenue in accordance with IFRS 15 when it has satisfied the following criteria:

-	The Company and the customer have an identifiable contract and are committed to perform their respective obligations;

-	The Company and the customer can identify each other’s rights regarding the goods to be transferred;

-	The Company can identify the payment terms for the goods to be transferred;

-	The risk, timing or amount of the Company’s future cashflows is expected to change as a result of the contract;

-	It is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods that will be transferred to the customer.

The Company produces doré and concentrate that is shipped to third-party refiners and smelters, respectively, for processing. The Company enters into contracts to sell its metal to third-party customers which may include the refiners and smelters that process the doré and concentrate. The Company’s performance obligation in these transactions is generally the transfer of metal to the customer. In the case of doré shipments, the Company generally sells refined metal at market prices agreed upon by both parties. The Company also has the right, but not the obligation, to sell a portion of the anticipated refined metal in advance of being fully refined. When the Company sells refined metal or advanced metal, the performance obligation is satisfied when the metal is delivered to the customer. Revenue and Cost of Sales are recorded on a gross basis under these contracts at the time the performance obligation is satisfied.

(p) Segment reporting

In accordance with IFRS 8 the management approach is used to identify operating segments. An operating segment is a component of an entity (i) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), (ii) whose operating results are regularly reviewed by the entity's management, and (iii) for which discrete financial information is available. The Company has identified its reportable segments on the basis of their geographic location. As a result, the Company discloses information geographically based on the location of each of its operations and within Argentina on the basis of operating mines and projects under construction.

No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

(q) Business combinations

A business combination is defined as an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs, including non-current assets, and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs, but can be integrated with the inputs and processes of the Company to create outputs. When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.

Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recorded at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of the assets at the acquisition date transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. When the cost of the acquisition exceeds the fair value of the identifiable assets acquired and liabilities assumed, the difference is recognized as goodwill. Acquisition related costs are expensed as incurred.

When asubsidiary is acquired, the fair value of its identifiable assets and liabilities are finalised within 12 months of the acquisition date. Allfair value adjustments are recorded with effect from the date of acquisition and consequently may result in the restatement of previously reported financial results.

(r) Goodwill

Under the acquisition method of accounting, the costs of business combinations are allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition. The excess of the fair value of consideration paid over the fair value of the identifiable net assets acquired is recorded as goodwill. Goodwill is not amortized; instead it is tested for impairment in the fourth quarter and also when there is an indicator of impairment. At the date of acquisition, goodwill is assigned to the CGU or group of CGUs that is expected to benefit from the synergies of the business combination.

The Company identifies any potential impairment by comparing the carrying value of a CGU or group of CGUs to its recoverable amount. The recoverable amount of a CGU or group of CGUs is the higher of its fair value less costs of disposal and its value in use. Both fair value less costs of disposal and value in use are based on estimates of discounted future cash flows or other valuation methods. Cash flows are projected based on past experience, actual operating results and business plans. When the recoverable amount of a CGU or group of CGUs is less than its carrying value, the recoverable amount is determined for its identifiable assets and liabilities. The excess of the recoverable amount of the CGU or group of CGUs over the total of the amounts assigned to its assets and liabilities is the recoverable amount of goodwill. An impairment charge is recognized for any excess of the carrying value of goodwill over its recoverable amount. Goodwill impairment charges are not reversible.

(s) Adoption of new accounting standards and amendments

Amendments to IFRS 3, Business Combinations (“IFRS 3”)

The IASB issued an amendment to IFRS 3 to facilitate companies in assessing whether the activities and assets that they acquire under a transaction are the acquisition of a group of assets or a business. The amendment confirmed that a business must include inputs and process and clarified that the process must be substantive; and the inputs and process must together significantly contribute to creating outputs. In addition, the amendment narrowed the definition of a business and added an optional concentration test that can be performed to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets. The amendment was adopted by the Company prospectively effective January 1, 2020. The adoption of this amendment did not have an impact on the consolidated financial statements.

(t) New accounting standards issued but not yet effective

The IASB issued an amendment to IAS 16, Property, Plant and Equipment, to prohibit the deducting from property, plant and equipment amounts received from selling items produced while preparing an asset for its intended use. Instead, sales proceeds and its related costs must be recognized in profit or loss. The amendment will require companies to distinguish between costs associated with producing and selling items before the item of property, plant and equipment is available for use and costs associated with making the item of property, plant and equipment available for its intended use. The amendment is effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The Company will evaluate the impact, if any, on its consolidated financial statements prior to the effective date of January 1, 2022.

The IASB issued an amendment to IAS 1, Presentation of Financial Statements, to clarify one of the requirements under the standard for classifying a liability as non-current in nature, specifically the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period. The amendment includes:

•	Specifying that an entity’s right to defer settlement must exist at the end of the reporting period;

•	Clarifying that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement;

•	Clarifying how lending conditions affect classification; and

•	Clarifying requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments.

The Company will evaluate the impact, if any, on its consolidated financial statements prior to the effective date of January 1, 2023.